Financial instruments and risk management - Summary of financial instruments carried at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 9,673	$ 6,775	[1]
Investments in equity shares and funds	4,407	3,298	[1]
Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	9,673	6,775
Investments in equity shares and funds	181	222
Other investments, including loans	1,277	2,275
Trade and other financial receivables	3,243	2,765
Derivatives related to net debt	87	2
Trade and other financial payables	(6,324)	(6,485)
Derivatives related to net debt	(516)	(692)
Held at fair value | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	(174)	(189)
Held at fair value | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	54	67
Forward, option and embedded derivatives contracts	(92)	(92)
Held at fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,722	2,725
Investments in equity shares and funds	85	147
Other investments, including loans	896	2,018
Trade and other financial receivables	9	18
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Derivatives related to net debt	0	0
Held at fair value | Level 1 | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Held at fair value | Level 1 | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Forward, option and embedded derivatives contracts	0	0
Held at fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	0	0
Other investments, including loans	0	0
Trade and other financial receivables	1,383	1,306
Derivatives related to net debt	87	2
Trade and other financial payables	(47)	(30)
Derivatives related to net debt	(516)	(692)
Held at fair value | Level 2 | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Held at fair value | Level 2 | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	28	16
Forward, option and embedded derivatives contracts	(63)	(57)
Held at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	96	75
Other investments, including loans	228	229
Trade and other financial receivables	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Derivatives related to net debt	0	0
Held at fair value | Level 3 | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	(174)	(189)
Held at fair value | Level 3 | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	26	51
Forward, option and embedded derivatives contracts	(29)	(35)
Held at amortised cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	6,951	4,050
Investments in equity shares and funds	0	0
Other investments, including loans	153	28
Trade and other financial receivables	1,851	1,441
Derivatives related to net debt	0	0
Trade and other financial payables	(6,277)	(6,455)
Derivatives related to net debt	0	0
Held at amortised cost | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Held at amortised cost | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Forward, option and embedded derivatives contracts	$ 0	$ 0

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.